Major Customers and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2017	2016	2015

North America	$14,446	$1,553	$3,558
Israel	6,363	7,358	6,062
Asia	4,372	2,499	2,692
Latin America	514	1,289	1,614
Europe	281	122	148
Australia	206	-	-

Total	$26,182	$12,821	$14,074

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2017	2016	2015
	%

Customer A	7	20	24
Customer B	9	17	9
Customer C	2	16	7
Customer D	3	13	10
Customer E	5	11	13
Customer F	13	6	8
Customer G	-	-	13
Customer H	35	1	1

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2017	2016

Israel	$3,915	$2,650
China	319	266

	$4,234	$2,916